Convertible Loan from Shareholders	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Convertible Loan from Shareholders

NOTE 3 - CONVERTIBLE LOAN FROM SHAREHOLDERS

Secured Note to Alpha Capital Anstalt

On August 15, 2016, concurrent with the execution of the Agreement and Plan of Merger (see Note 1A), StemCells Inc. issued a 6.0% secured note (the “Note”) to Alpha Capital Anstalt (“Alpha Capital”), in the principal amount of $2,000, for value received, payable upon the earlier of (i) 30 days following the consummation of the Merger and (ii) December 31, 2016. Proceeds from the Note were used for the payment of costs and expenses in connection with the Merger and operational expenses leading to such closing.

The Note bore interest at 6% per annum, payable monthly in arrears on the first of the month, beginning on January 1, 2017 until the principal amount is paid in full. In addition, the Note was secured by a first priority security interest in all of the Company’s intellectual property and certain other general assets pursuant to a Security Agreement

Securities Exchange Agreement with Alpha Capital

As of the effective time of the Merger, the Company entered into a Securities Exchange Agreement (the “Exchange Agreement”) with Alpha Capital, providing for the issuance to Alpha Capital of a convertible promissory note by the Company (the “Convertible Note”) in a principal amount of $2,029, which is equal to the principal and accrued interest under the Note, in exchange for (a) the full satisfaction, termination and cancellation of the Note and (b) the release and termination of the Security Agreement and the first priority security interest granted thereunder.

The Convertible Note was convertible into the Company’s Common Stock any time after November 28, 2017 and until the maturity date of November 28, 2019, based on a conversion price of $9.6 ($0.64 before the Reverse Split), subject to adjustments as provided in the Exchange Agreement.

NOTE 6 - CONVERTIBLE LOAN FROM SHAREHOLDERS

On October 8, 2015, Microbot Israel entered into a convertible loan agreement with several investors who were also existing shareholders. According to the loan agreement, Microbot Israel received an amount of $419. The loan bore interest of 10% and was converted to both equity shares and preferred shares warrants of Microbot Israel on the nine-month anniversary of the loan. The Company concluded the conversion feature is not a Beneficial Conversion Feature pursuant to the provisions of ASC 470-20, “Debt with Conversion and Other Options”. Accordingly, the proceeds were recorded in liabilities in their entirety at the date of issuance.

On July 7, 2016, the outstanding principal and accrued interest were converted into 1,315,023 Series A preferred shares, of Microbot Israel (the “Series A Preferred Shares”) and 1,188,275 warrants to purchase the Series A Preferred Shares, at an exercise price of $1.00 per share. The preferred shares warrants were exercised in full in September 2016 for total gross proceeds to Microbot Israel of $410.

On May 11, 2016, Microbot Israel entered into a convertible loan agreement with several investors who were also existing shareholders. The loan bore interest at a fixed rate of 10% per annum beginning on the issuance date.

At maturity, all of the outstanding principal and accrued interest was converted into Microbot Israel’s ordinary shares subject to the conversion or default events specified in the loan agreement, based on a conversion price that represents a 20% discount on Microbot Israel’s valuation upon such default events.

On November 28, 2016, upon the consummation of the Merger, the loan was converted into an aggregate of 151,119 shares (2,242,939 shares before the Reverse Split) of Company’s common stock.

The Company concluded the value of the loan is predominantly based on a fixed monetary amount known at the date of issuance as represented by the 20% discount on the Company’s valuation. Accordingly, the loan was classified as debt and was measured at its fair value, pursuant to the provisions of ASC 480-10, “Accounting for Certain Financial instruments with Characteristics of both Liabilities and Equity”.

The fair value of the loan was measured based on observable inputs as the fixed monetary value of the variable number of shares to be issued upon conversion (level 2 measurement).

Secured note to Alpha Capital Anstalt:

On August 15, 2016, concurrent with the execution of the Agreement and Plan of Merger (see Note 1A), StemCells Inc. issued a 6.0% secured note (the “Note”) to Alpha Capital Anstalt (“Alpha Capital”), in the principal amount of $2,000, for value received, payable upon the earlier of (i) 30 days following the consummation of the Merger and (ii) December 31, 2016. Proceeds from the Note were used for the payment of costs and expenses in connection with the Merger and operational expenses leading to such Closing.

The Note bears interest at 6% per annum, payable monthly in arrears on the first of the month, beginning on January 1, 2017 until the principal amount is paid in full. In addition, the Note is secured by a first priority security interest in all of the Company’s intellectual property and certain other general assets pursuant to a Security Agreement

Securities Exchange Agreement with Alpha Capital:

As of the effective time of the Merger, the Company entered into a Securities Exchange Agreement (the “Exchange Agreement”) with Alpha Capital, providing for the issuance to Alpha Capital of a convertible promissory note by the Company (the “Convertible Note”) in a principal amount of $2,029, which is equal to the principal and accrued interest under the Note, in exchange for (a) the full satisfaction, termination and cancellation of the Note and (b) the release and termination of the Security Agreement and the first priority security interest granted thereunder.

The Convertible Note was convertible into the Company’s Common Stock any time after November 28, 2017 and until the maturity date of November 28, 2019, based on a conversion price of $9.60 ($0.64 before the Reverse Split), subject to adjustments as provided in the Exchange Agreement.

Pursuant to the terms of the Convertible Note, the Company was obligated to pay interest on the outstanding principal amount owed under the Convertible Note at a fixed rate per annum of 6.0%, payable at maturity or earlier upon conversion. The Exchange Agreement contains customary representations and warranties and usual and customary affirmative and negative covenants. The Convertible Note also contained certain customary events of default.

As the Exchange Agreement represented the consummation of the original intent of the Company and Alpha Capital, as of the date of execution of the Merger Agreement (August 2016), to enter into a $2 million convertible note sale transaction, upon the consummation of the Merger, the Company accounted for the convertible note in accordance with such economic substance, as if it had been issued for a cash consideration equal to the principal and accrued interest on the Note, as of the effective date of the Merger, in the amount of $2,029 (the “Assumed Consideration”), which is equal to the principal amount of the Convertible Note as determined in the Exchange Agreement.

The Company concluded the conversion feature of the Convertible Note, based on the commitment date of November 28 2016 (the Exchange Agreement date), is a Beneficial Conversion Feature pursuant to the provisions of ASC 470-20, “Debt with Conversion and Other Options”. Accordingly, $2,029 of the Assumed Consideration was recorded in equity with a corresponding discount on the Convertible Note, to be amortized over its term through maturity.

See also Note 10 – Securities Exchange Agreements with Alpha Capital.

The carrying value of the Convertible Note as of the periods below was calculated as follow:

	As of December 31,
	2017	2016
	(in thousands)

Convertible note	$-	$2,029
Unamortized discount	-	(1,963)
Accrued interest	-	10
	$-	$76